Accrued Expenses	12 Months Ended
Dec. 31, 2018
Accrued Expenses

(8) Accrued Expenses

The following is a summary of accrued expenses at December 31, 2018 and 2017:

	2018	2017
Payroll	$20,667	$14,962
Interest	27,067	38,967
Insurance benefits	12,633	13,393
Accrued lease expense	36,158	37,073
Stock-based compensation	19,211	4,793
Distributions payable	—	81,625
Other	6,731	6,862
	$122,467	$197,675

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Accrued Expenses

(4) Accrued Expenses

The following is a summary of accrued expenses at December 31, 2018 and 2017:

	2018	2017
Payroll	$20,667	$14,962
Interest	27,067	38,967
Accrued lease expense	36,158	37,073
Stock-based compensation	19,211	4,793
Dividend to parent payable	—	81,534
Other	14,197	16,338
	$117,300	$193,667